Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable and the allowance for expected credit loss consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	11,975	25,146	3,578
Less: allowance for expected credit loss	(1,601)	(2,948)	(420)
	10,374	22,198	3,158

Schedule of Movement of allowance of Expected Credit Loss

The movement of allowance of expected credit loss was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
At the beginning of the year	(37)	(1,601)	(219)
Additions	(1,564)	(1,347)	(201)
At the end of the year	(1,601)	(2,948)	(420)